Long-Term Debt And Other Borrowings, Net (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The fair values of the Company’s outstanding borrowings approximate the carrying values. The following is a summary of long-term debt:

(in ‘000)	December 31, 2021	December 31, 2020
Term Loan – UBS	$305,807	$308,959
Term Loan – BNP Paribas	—	9
Notes under the Backstop Agreement	120,000	—
Other Borrowings	173	—

Total	425,980	308,968
Less — current portion	3,326	3,161
Less — equity component, net of accumulated amortization	15,517	—
Less—debt issuance cost, net of accumulated amortization of $6.1 million and $3.7 million, respectively	8,022	7,403

Total notes and debentures	399,115	298,404
Other Borrowings—Notes payable	—	—

Total Long-term debt and other borrowings	$399,115	$298,404

Schedule of Maturities of Long-term Debt	The following is the summary of future principal repayments on long-term debt:

(in ‘000)	Amount
2022	$3,326
2023	3,153
2024	299,501
2025	—
2026	—
Thereafter	120,000

Total	$425,980